COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 1 8	2 0 1 7

Royalties to an ASIC designer	120	127
Reimbursement liability to Predecessor Entity's unit holders	65	312
	185	439

Schedule of Operating Leases	Operating lease obligations as of December 31, 2018:
Lease agreement for vehicles	22
Lease agreement for office facilities lease	13
35